DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

May 31, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 200 to the Registration Statement on Form N-1A of DWS Communications Fund (the “Fund”), a series of Deutsche DWS Securities Trust (the “Trust”) (Reg. Nos. 002-36238; 811-02021)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, Post-Effective Amendment No. 200 under the Securities Act of 1933 (the “Securities Act”) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for the purpose of adding Class S shares to the Fund. Pursuant to Rule 485(a)(1), the Trust has designated on the facing page of the Amendment that it will become effective on August 1, 2022. No fees are required in connection with this filing.

Please be advised that, on behalf of the Fund, in accordance with Securities and Exchange Commission (the “Commission”) Releases 33-6510 and IC-13768, we hereby request selective review by the Staff of the Commission. Specifically, we request that the Staff selectively review the disclosure contained in the Amendment that pertains to the addition of Class S shares. Other than this item, the Amendment does not contain any material changes to the Fund’s currently effective disclosure.

The Staff last reviewed a DWS Fund’s addition of Class S shares in Post-Effective Amendment No. 65 under the Securities Act, filed with the Commission on March 2, 2012 on behalf of DWS High Income Fund, a series of Deutsche DWS Income Trust (previously known as DWS Income Trust).

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum

Senior Legal Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.